Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2023

	Shares	Value
COMMON STOCKS† - 19.1%
Energy - 4.1%
Halliburton Co.[1]	100,000	$ 4,122,000
Pioneer Natural Resources Co.[1]	15,000	3,455,250
Occidental Petroleum Corp.[1]	50,000	3,239,500
Enphase Energy, Inc.*,1	14,000	3,099,320
Valero Energy Corp.[5]	20,000	2,800,600
Equities Corp.[1]	60,000	1,960,200
Total Energy		18,676,870
Consumer, Cyclical - 2.9%
Lowe's Companies, Inc.[1]	20,000	4,165,000
RH*,1	10,000	3,119,900
MGM Resorts International[1]	60,000	2,484,600
LGI Homes, Inc.*,1	15,000	1,707,750
Aptiv plc*,5	15,000	1,696,350
Total Consumer, Cyclical		13,173,600
Communications - 2.5%
Verizon Communications, Inc.[1]	75,000	3,117,750
Alphabet, Inc. — Class C*,1	30,000	2,996,100
Match Group, Inc.*	40,000	2,164,800
Snap, Inc. — Class A*	150,000	1,734,000
Expedia Group, Inc.*,1	15,000	1,714,500
Total Communications		11,727,150
Consumer, Non-cyclical - 2.5%
AbbVie, Inc.[1]	20,000	2,955,000
GE HealthCare Technologies, Inc.*,1	35,000	2,433,200
Eli Lilly & Co.[1]	7,000	2,409,050
Pfizer, Inc.[1]	50,000	2,208,000
Bristol-Myers Squibb Co.[1]	20,000	1,453,000
Total Consumer, Non-cyclical		11,458,250
Industrial - 2.5%
Lockheed Martin Corp.[1]	10,000	4,632,600
Parker-Hannifin Corp.[5]	13,000	4,238,000
General Electric Co.[1]	30,000	2,414,400
Total Industrial		11,285,000
Technology - 2.0%
International Business Machines Corp.	25,000	3,368,250
ASML Holding N.V. — Class G	4,500	2,973,780
Intuit, Inc.[5]	7,000	2,958,690
Total Technology		9,300,720
Financial - 1.9%
SL Green Realty Corp. REIT	75,000	3,086,250
Morgan Stanley[1]	30,000	2,919,900
American Express Co.[5]	15,000	2,623,950
Total Financial		8,630,100
Basic Materials - 0.7%
ArcelorMittal S.A.[1]	100,000	3,094,000
Total Common Stocks
(Cost $83,151,469)		87,345,690
CONVERTIBLE PREFERRED STOCKS† - 8.0%
Financial - 3.8%
Bank of America Corp.
7.25%[1]	7,821	9,730,888
Wells Fargo & Co.
7.50%[1]	5,054	6,357,882
KKR & Company, Inc.
6.00% due 09/15/23[1]	18,104	1,223,106
Total Financial		17,311,876
Communications - 1.3%
Paramount Global
5.75% due 04/01/24[1]	100,000	3,284,000
2020 Cash Mandatory Exchangeable Trust
5.25% due 06/01/23*,1,2	2,270	2,743,613
Total Communications		6,027,613
Utilities - 1.2%
NextEra Energy, Inc.
6.22% due 09/01/23[1]	57,664	2,761,529
6.93% due 09/01/25[1]	28,736	1,377,891
AES Corp.
6.88% due 02/15/24[1]	10,249	1,023,260
American Electric Power Company, Inc.
6.13% due 08/15/23[1]	10,847	558,078
Total Utilities		5,720,758
Industrial - 0.7%
Chart Industries, Inc.
6.75% due 12/15/25[1]	57,783	3,287,275
Consumer, Non-cyclical - 0.6%
Danaher Corp.
5.00% due 04/15/23[1]	843	1,131,306
Becton Dickinson and Co.
6.00% due 06/01/23[1]	20,181	1,016,315
Boston Scientific Corp.
5.50% due 06/01/23[1]	5,057	577,156
Total Consumer, Non-cyclical		2,724,777
Consumer, Cyclical - 0.4%
Aptiv plc
5.50% due 06/15/23[1]	13,528	1,703,716
Total Convertible Preferred Stocks
(Cost $35,090,812)		36,776,015
CLOSED-END FUNDS† - 1.0%
PGIM Global High Yield Fund, Inc.[1]	200,000	2,370,000
First Trust High Yield Opportunities 2027 Term Fund[1]	150,000	2,206,500
Total Closed-End Funds
(Cost $4,444,640)		4,576,500
MONEY MARKET FUND† - 4.9%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 4.14%[1,3]	22,376,306	22,376,306
Total Money Market Fund
(Cost $22,376,306)		22,376,306
	Face Amount~
CONVERTIBLE BONDS†† - 77.1%
Technology - 16.8%
Bill.com Holdings, Inc.
due 12/01/25[1,4]	6,283,000	6,622,282
Wolfspeed, Inc.
1.88% due 12/01/29[1,2]	3,624,000	3,537,466
0.25% due 02/15/28[1,2]	2,279,000	2,085,285
Five9, Inc.
0.50% due 06/01/25[1]	5,337,000	5,054,139

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2023

	Face Amount~	Value
CONVERTIBLE BONDS†† - 77.1% (continued)
Technology - 16.8% (continued)
Tyler Technologies, Inc.
0.25% due 03/15/26[1]	4,990,000	$4,762,955
CyberArk Software Ltd.
due 11/15/24[1,4]	4,059,000	4,482,760
RingCentral, Inc.
due 03/01/25[1,4]	4,550,000	4,001,156
Zscaler, Inc.
0.13% due 07/01/25[1]	3,160,000	3,468,100
Health Catalyst, Inc.
2.50% due 04/15/25[1]	3,657,000	3,453,671
Lumentum Holdings, Inc.
0.50% due 06/15/28[1,2]	2,656,000	2,146,314
0.50% due 12/15/26[1]	1,405,000	1,282,062
Splunk, Inc.
1.13% due 09/15/25[1]	3,350,000	3,271,275
PagerDuty, Inc.
1.25% due 07/01/25[1]	3,000,000	3,180,000
Dropbox, Inc.
due 03/01/28[1,4]	3,414,000	3,116,982
MongoDB, Inc.
0.25% due 01/15/26[1]	2,389,000	2,935,484
DigitalOcean Holdings, Inc.
due 12/01/26[1,4]	2,876,000	2,221,710
Silicon Laboratories, Inc.
0.63% due 06/15/25[1]	1,552,000	2,160,229
Akamai Technologies, Inc.
0.38% due 09/01/27[1]	2,120,000	2,109,400
Blackline, Inc.
due 03/15/26[1,4]	2,085,000	1,817,859
Bentley Systems, Inc.
0.13% due 01/15/26[1]	1,772,000	1,646,188
Cloudflare, Inc.
due 08/15/26[1,4]	1,765,000	1,475,981
STMicroelectronics N.V.
due 08/04/27[1,4]	1,200,000	1,448,328
Rohm Company Ltd.
due 12/05/24[1,4]	JPY 170,000,000	1,367,700
Datadog, Inc.
0.13% due 06/15/25[1]	1,198,000	1,317,800
Xero Investments Ltd.
due 12/02/25[1,4]	1,359,000	1,137,483
HubSpot, Inc.
0.38% due 06/01/25[1]	784,000	1,085,840
Unity Software, Inc.
due 11/15/26[1,4]	1,378,000	1,069,328
Envestnet, Inc.
2.63% due 12/01/27[1,2]	918,000	1,030,455
Lenovo
2.50% due 08/26/29[1]	1,031,000	1,024,556
Nutanix, Inc.
0.25% due 10/01/27[1]	1,119,000	976,611
Evolent Health, Inc.
1.50% due 10/15/25[1]	731,000	858,194
MACOM Technology Solutions Holdings, Inc.
0.25% due 03/15/26[1]	779,000	807,823
Total Technology		76,955,416
Consumer, Cyclical - 16.2%
NCL Corporation Ltd.
5.38% due 08/01/25[1]	4,935,000	5,670,315
1.13% due 02/15/27[1]	5,541,000	4,252,717
Ford Motor Co.
due 03/15/26[1,4]	9,061,000	9,242,220
Southwest Airlines Co.
1.25% due 05/01/25[1]	6,521,000	7,843,133
Marriott Vacations Worldwide Corp.
3.25% due 12/15/27[1,2]	5,648,000	6,099,840
due 01/15/26[1,4]	1,379,000	1,487,941
Live Nation Entertainment, Inc.
3.13% due 01/15/29[1,2]	5,352,000	5,753,400
Pirelli & C SpA
due 12/22/25[1,4]	EUR 4,300,000	4,564,290
IMAX Corp.
0.50% due 04/01/26[1]	3,500,000	3,176,250
Royal Caribbean Cruises Ltd.
6.00% due 08/15/25[1,2]	1,898,000	2,906,787
Zhongsheng Group Holdings Ltd.
due 05/21/25[1,4]	HKD 14,000,000	2,123,607
ANLLIAN Capital Ltd.
due 02/05/25[1,4]	EUR 1,500,000	2,077,066
Burlington Stores, Inc.
2.25% due 04/15/25[1]	1,500,000	1,865,625
Sail Vantage Ltd.
due 01/13/27[1,4]	HKD 16,000,000	1,857,486
Cinemark Holdings, Inc.
4.50% due 08/15/25[1]	1,636,000	1,846,717
Spirit Airlines, Inc.
1.00% due 05/15/26[1]	2,000,000	1,647,000
American Airlines Group, Inc.
6.50% due 07/01/25[1]	1,295,000	1,592,850
ANA Holdings, Inc.
due 12/10/31[1,4]	JPY 180,000,000	1,509,574
DraftKings Holdings, Inc.
due 03/15/28[1,4]	2,091,000	1,442,790
H World Group Ltd.
3.00% due 05/01/26[1]	896,000	1,205,120
JetBlue Airways Corp.
0.50% due 04/01/26[1]	1,357,000	1,079,493
WH Smith plc
1.63% due 05/07/26[1]	GBP 900,000	1,028,559
Vinpearl JSC
3.25% due 09/21/26[1]	1,200,000	888,000
Penn Entertainment, Inc.
2.75% due 05/15/26[1]	518,000	868,168
Dufry One BV
0.75% due 03/30/26[1]	CHF 800,000	779,010
Topgolf Callaway Brands Corp.
2.75% due 05/01/26[1]	493,000	753,982
Singapore Airlines Ltd.
1.63% due 12/03/25[1]	SGD 500,000	425,400

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2023

	Face Amount~	Value
CONVERTIBLE BONDS†† - 77.1% (continued)
Consumer, Cyclical - 16.2% (continued)
Peloton Interactive, Inc.
due 02/15/26[4]	291,000	$225,533
Total Consumer, Cyclical		74,212,873
Consumer, Non-cyclical - 12.7%
Shift4 Payments, Inc.
due 12/15/25[1,4]	5,958,000	6,389,955
Sarepta Therapeutics, Inc.
1.25% due 09/15/27[1,2]	4,741,000	5,399,999
QIAGEN N.V.
1.00% due 11/13/24[1]	4,400,000	5,121,050
Dexcom, Inc.
0.25% due 11/15/25[1]	2,592,000	2,742,336
0.75% due 12/01/23[1]	321,000	837,008
Jazz Investments I Ltd.
2.00% due 06/15/26[1]	2,980,000	3,512,675
Block, Inc.
0.13% due 03/01/25[1]	2,774,000	2,829,480
Exact Sciences Corp.
0.38% due 03/01/28[1]	1,594,000	1,430,615
0.38% due 03/15/27[1]	1,381,000	1,308,497
Chegg, Inc.
0.13% due 03/15/25[1]	3,000,000	2,653,500
Omnicell, Inc.
0.25% due 09/15/25[1]	2,708,000	2,473,758
Lantheus Holdings, Inc.
2.63% due 12/15/27[1,2]	2,007,000	2,151,303
Carrefour S.A.
due 06/14/23[1,4]	2,000,000	1,963,940
Amadeus IT Group S.A.
1.50% due 04/09/25[1]	EUR 1,500,000	1,952,711
Halozyme Therapeutics, Inc.
1.00% due 08/15/28[1,2]	1,745,000	1,946,766
Tandem Diabetes Care, Inc.
1.50% due 05/01/25[1,2]	2,000,000	1,837,000
Haemonetics Corp.
due 03/01/26[1,4]	1,682,000	1,443,324
Nexi SpA
1.75% due 04/24/27[1]	EUR 1,500,000	1,428,665
Post Holdings, Inc.
2.50% due 08/15/27[1,2]	1,293,000	1,413,637
Insulet Corp.
0.38% due 09/01/26[1]	999,000	1,384,115
CONMED Corp.
2.25% due 06/15/27[1,2]	1,444,000	1,381,186
Chefs' Warehouse, Inc.
2.38% due 12/15/28[1,2]	988,000	1,090,554
Elis S.A.
2.25% due 09/22/29[1]	EUR 700,000	886,441
NeoGenomics, Inc.
1.25% due 05/01/25[1]	938,000	830,716
Cerevel Therapeutics Holdings, Inc.
2.50% due 08/15/27[1,2]	770,000	805,420
Herbalife Nutrition Ltd.
2.63% due 03/15/24[1]	810,000	760,590
Cutera, Inc.
4.00% due 06/01/29[1,2]	806,000	723,869
Livongo Health, Inc.
0.88% due 06/01/25[1]	790,000	706,102
BioMarin Pharmaceutical, Inc.
1.25% due 05/15/27[1]	299,000	337,870
WuXi AppTec Company Ltd.
due 09/17/24[1,4]	200,000	306,000
Total Consumer, Non-cyclical		58,049,082
Communications - 12.5%
Zillow Group, Inc.
1.38% due 09/01/26[1]	4,974,000	5,983,722
Liberty Media Corp.
1.38% due 10/15/23[1]	2,290,000	3,005,625
0.50% due 12/01/50[1,2]	2,398,000	2,522,456
Palo Alto Networks, Inc.
0.38% due 06/01/25[1]	3,112,000	5,116,128
Match Group Financeco 3, Inc.
2.00% due 01/15/30[1,2]	4,971,000	4,881,522
Wayfair, Inc.
3.25% due 09/15/27[1,2]	3,661,000	4,411,505
Lyft, Inc.
1.50% due 05/15/25[1]	4,416,000	4,067,136
Snap, Inc.
0.75% due 08/01/26[1]	4,000,000	3,703,000
Liberty Broadband Corp.
1.25% due 09/30/50[1,2]	1,660,000	1,608,125
2.75% due 09/30/50[1,2]	1,365,000	1,341,069
Etsy, Inc.
0.13% due 09/01/27[1]	1,963,000	2,027,975
Meituan
due 04/27/28[1,4]	2,300,000	1,994,675
America Movil BV
due 03/02/24[1,4]	EUR 1,600,000	1,812,327
Farfetch Ltd.
3.75% due 05/01/27[1]	1,835,000	1,615,718
Sea Ltd.
0.25% due 09/15/26[1]	1,348,000	1,046,048
2.38% due 12/01/25[1]	525,000	558,810
Bharti Airtel Ltd.
1.50% due 02/17/25[1]	1,050,000	1,345,050
DISH Network Corp.
due 12/15/25[1,4]	1,817,000	1,207,396
Uber Technologies, Inc.
due 12/15/25[1,4]	1,335,000	1,179,801
Upwork, Inc.
0.25% due 08/15/26[1]	1,474,000	1,164,534
Okta, Inc.
0.13% due 09/01/25[1]	1,218,000	1,082,193
MakeMyTrip Ltd.
due 02/15/28[1,4]	973,000	1,001,217
Booking Holdings, Inc.
0.75% due 05/01/25[1]	660,000	943,008
Airbnb, Inc.
due 03/15/26[1,4]	1,091,000	939,351
Cable One, Inc.
1.13% due 03/15/28[1]	1,114,000	861,679
Q2 Holdings, Inc.
0.75% due 06/01/26[1]	782,000	673,693
Nice Ltd.
due 09/15/25[1,4]	670,000	644,205

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2023

	Face Amount~	Value
CONVERTIBLE BONDS†† - 77.1% (continued)
Communications - 12.5% (continued)
Liberty Interactive LLC
1.75% due 09/30/46[1,2]	317,000	$348,938
Magnite, Inc.
0.25% due 03/15/26[1]	164,000	133,348
Total Communications		57,220,254
Financial - 7.0%
Pebblebrook Hotel Trust
1.75% due 12/15/26[1]	5,596,000	5,142,724
Realogy Group LLC / Realogy Company-Issuer Corp.
0.25% due 06/15/26[1]	5,415,000	4,134,352
JPMorgan Chase Financial Company LLC
0.50% due 06/15/27[1]	3,112,000	3,992,696
SoFi Technologies, Inc.
due 10/15/26[1,2,4]	4,000,000	3,016,000
Citigroup Global Markets Holdings Incorporated/United States
0.25% due 01/13/28[1]	2,708,000	2,967,183
Morgan Stanley Finance LLC
0.25% due 01/27/28[1]	2,882,000	2,954,050
JPMorgan Chase Bank North America
due 06/10/24[1,4]	EUR 1,500,000	1,835,800
due 02/18/24[1,4]	EUR 800,000	907,241
Barclays Bank plc
due 01/24/25[1,4]	EUR 1,600,000	1,775,465
due 02/04/25[1,4]	624,000	820,966
Eve Battery Investment Ltd.
0.75% due 11/22/26[1]	1,451,000	1,257,291
SBI Holdings, Inc.
due 07/25/25[1,4]	JPY 130,000,000	1,074,628
Vingroup JSC
3.00% due 04/20/26[1]	1,400,000	1,073,800
Blackstone Mortgage Trust, Inc.
5.50% due 03/15/27[1]	781,000	713,151
LEG Immobilien AG
0.88% due 09/01/25[1]	EUR 600,000	616,101
Total Financial		32,281,448
Industrial - 4.8%
Cellnex Telecom S.A.
0.50% due 07/05/28[1]	EUR 1,500,000	1,789,674
1.50% due 01/16/26[1]	EUR 1,000,000	1,419,931
0.75% due 11/20/31[1]	EUR 700,000	639,624
Rheinmetall AG
2.25% due 02/07/30	EUR 1,700,000	1,846,281
1.88% due 02/07/28	EUR 1,500,000	1,629,071
ZTO Express Cayman, Inc.
1.50% due 09/01/27[1,2]	2,164,000	2,403,122
Safran S.A.
0.88% due 05/15/27[1]	13,679**	2,100,451
Vishay Intertechnology, Inc.
2.25% due 06/15/25[1]	2,000,000	1,997,600
Sika A.G.
0.15% due 06/05/25[1]	CHF 1,300,000	1,971,826
Deutsche Post AG
0.05% due 06/30/25[1]	EUR 1,500,000	1,569,798
Itron, Inc.
due 03/15/26[1,4]	1,329,000	1,130,447
Bloom Energy Corp.
2.50% due 08/15/25[1]	648,000	1,069,200
Prysmian SpA
due 02/02/26[1,4]	EUR 700,000	811,686
SPIE SA
2.00% due 01/17/28[1]	EUR 700,000	769,836
Schneider Electric SE
due 06/15/26[4]	3,103**	638,984
Total Industrial		21,787,531
Energy - 4.4%
Enphase Energy, Inc.
due 03/01/28[1,4]	4,398,000	4,751,098
Equities Corp.
1.75% due 05/01/26[1]	1,191,000	2,677,963
RAG-Stiftung
1.88% due 11/16/29[1]	EUR 1,300,000	1,525,941
due 06/17/26[1,4]	EUR 800,000	828,654
Northern Oil and Gas, Inc.
3.63% due 04/15/29[1,2]	1,915,000	2,182,143
Pioneer Natural Resources Co.
0.25% due 05/15/25[1]	860,000	2,027,450
NextEra Energy Partners, LP
due 11/15/25[1,2,4]	1,925,000	1,978,900
CIMC Enric Holdings Ltd.
due 11/30/26[1,4]	HKD 10,000,000	1,303,813
SolarEdge Technologies, Inc.
due 09/15/25[1,4]	881,000	1,187,147
BP Capital Markets plc
1.00% due 04/28/23[1]	GBP 600,000	792,255
CNX Resources Corp.
2.25% due 05/01/26[1]	515,000	749,840
Total Energy		20,005,204
Basic Materials - 1.9%
Nippon Steel Corp.
due 10/04/24[1,4]	JPY 170,000,000	1,508,228
due 10/05/26[1,4]	JPY 130,000,000	1,178,342
Glencore Funding LLC
due 03/27/25[1,4]	1,800,000	2,094,156
due 03/27/25	200,000	232,684
Ivanhoe Mines Ltd.
2.50% due 04/15/26[1,2]	1,187,000	1,664,174
MP Materials Corp.
0.25% due 04/01/26[1,2]	1,359,000	1,365,795
Lithium Americas Corp.
1.75% due 01/15/27[1]	905,000	788,255
Total Basic Materials		8,831,634
Utilities - 0.8%
Veolia Environnement S.A.
due 01/01/25[1,4]	58,552**	2,030,437
NRG Energy, Inc.
2.75% due 06/01/48[1]	737,000	756,530
CenterPoint Energy, Inc.
3.37% due 09/15/29[1]	17,881**	748,767
Total Utilities		3,535,734
Total Convertible Bonds
(Cost $352,469,747)		352,879,176

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 65.0%
Consumer, Cyclical - 18.8%
Ford Motor Credit Company LLC
5.58% due 03/18/24[1]	5,362,000	$5,329,902
2.30% due 02/10/25[1]	3,062,000	2,843,001
Victoria's Secret & Co.
4.63% due 07/15/29[1,2]	6,029,000	5,010,461
Macy's Retail Holdings LLC
6.13% due 03/15/32[1,2]	3,000,000	2,689,635
5.88% due 04/01/29[1,2]	2,046,000	1,903,645
International Game Technology plc
6.50% due 02/15/25[1,2]	4,000,000	4,044,560
Scientific Games International, Inc.
8.63% due 07/01/25[1,2]	3,362,000	3,429,375
Spirit Loyalty Cayman Limited / Spirit IP Cayman Ltd
8.00% due 09/20/25[1,2]	3,150,000	3,211,425
Caesars Entertainment, Inc.
6.25% due 07/01/25[1,2]	3,142,000	3,130,713
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.75% due 02/15/26[1,2]	3,373,000	3,073,628
Hilton Domestic Operating Company, Inc.
4.88% due 01/15/30[1]	3,161,000	2,984,208
Dave & Buster's, Inc.
7.63% due 11/01/25[1,2]	2,873,000	2,923,421
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[2]	2,793,000	2,752,334
Royal Caribbean Cruises Ltd.
8.25% due 01/15/29[1,2]	1,743,000	1,823,361
5.38% due 07/15/27[1,2]	1,046,000	911,204
American Airlines Incorporated/AAdvantage Loyalty IP Ltd.
5.75% due 04/20/29[1,2]	2,738,000	2,653,590
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[1,2]	2,648,000	2,586,408
Abercrombie & Fitch Management Co.
8.75% due 07/15/25[2]	2,235,000	2,260,010
MGM Resorts International
6.75% due 05/01/25[1]	2,221,000	2,238,815
Bath & Body Works, Inc.
6.63% due 10/01/30[1,2]	2,098,000	2,041,671
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.88% due 04/01/29[1,2]	2,355,000	1,969,369
American Greetings Corp.
8.75% due 04/15/25[1,2]	1,931,000	1,914,229
Staples, Inc.
10.75% due 04/15/27[1,2]	2,489,000	1,900,675
Scientific Games Holdings Limited Partnership/Scientific Games US FinCo, Inc.
6.63% due 03/01/30[1,2]	2,082,000	1,862,047
Kontoor Brands, Inc.
4.13% due 11/15/29[1,2]	2,108,000	1,825,918
Michaels Companies, Inc.
7.88% due 05/01/29[1,2]	2,348,000	1,787,415
Scotts Miracle-Gro Co.
4.38% due 02/01/32[1]	2,055,000	1,677,517
American Airlines, Inc.
11.75% due 07/15/25[1,2]	1,476,000	1,644,997
Jacobs Entertainment, Inc.
6.75% due 02/15/29[1,2]	1,762,000	1,624,859
Nordstrom, Inc.
2.30% due 04/08/24[1]	1,708,000	1,623,001
Wolverine World Wide, Inc.
4.00% due 08/15/29[1,2]	1,956,000	1,576,291
NCL Corporation Ltd.
5.88% due 02/15/27[1,2]	832,000	779,896
7.75% due 02/15/29[1,2]	855,000	734,629
Carnival Corp.
4.00% due 08/01/28[1,2]	1,751,000	1,512,234
Vista Outdoor, Inc.
4.50% due 03/15/29[1,2]	1,763,000	1,428,382
Dealer Tire LLC / DT Issuer LLC
8.00% due 02/01/28[1,2]	1,363,000	1,256,973
Michael Kors USA, Inc.
4.25% due 11/01/24[1,2]	1,117,000	1,087,388
Ford Motor Co.
6.10% due 08/19/32[1]	951,000	933,910
Carnival Holdings Bermuda Ltd.
10.38% due 05/01/28[1,2]	835,000	904,075
Total Consumer, Cyclical		85,885,172
Communications - 13.1%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 02/01/28[1,2]	3,129,000	2,923,800
4.25% due 01/15/34[1,2]	3,172,000	2,481,598
Sirius XM Radio, Inc.
4.00% due 07/15/28[1,2]	3,677,000	3,277,604
3.13% due 09/01/26[1,2]	2,000,000	1,802,961
Urban One, Inc.
7.38% due 02/01/28[1,2]	5,159,000	4,698,998
CSC Holdings LLC
5.25% due 06/01/24[1]	2,220,000	2,169,839
6.50% due 02/01/29[1,2]	2,244,000	1,953,312
Uber Technologies, Inc.
7.50% due 05/15/25[1,2]	3,463,000	3,517,878
Lumen Technologies, Inc.
4.00% due 02/15/27[1,2]	3,831,000	3,232,349
News Corp.
5.13% due 02/15/32[1,2]	3,039,000	2,865,154
Ciena Corp.
4.00% due 01/31/30[1,2]	3,246,000	2,844,519
Directv Financing LLC / Directv Financing Company-Obligor, Inc.
5.88% due 08/15/27[1,2]	3,103,000	2,815,290
Match Group Holdings II LLC
4.13% due 08/01/30[1,2]	3,104,000	2,672,792

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 65.0% (continued)
Communications - 13.1% (continued)
DISH DBS Corp.
5.88% due 11/15/24[1]	1,474,000	$1,392,819
5.25% due 12/01/26[1,2]	1,392,000	1,202,236
TripAdvisor, Inc.
7.00% due 07/15/25[1,2]	2,356,000	2,368,240
McGraw-Hill Education, Inc.
8.00% due 08/01/29[1,2]	2,492,000	2,128,754
5.75% due 08/01/28[1,2]	271,000	238,510
Sprint Capital Corp.
6.88% due 11/15/28[1]	2,083,000	2,230,607
Cable One, Inc.
4.00% due 11/15/30[2]	2,233,000	1,846,412
Stagwell Global LLC
5.63% due 08/15/29[1,2]	2,061,000	1,808,661
Rakuten Group, Inc.
10.25% due 11/30/24[1,2]	1,763,000	1,791,598
Acuris Finance US Incorporated / Acuris Finance SARL
5.00% due 05/01/28[1,2]	2,157,000	1,766,579
Cablevision Lightpath LLC
5.63% due 09/15/28[1,2]	1,991,000	1,530,522
Nexstar Media, Inc.
4.75% due 11/01/28[1,2]	1,711,000	1,529,249
DISH Network Corp.
11.75% due 11/15/27[1,2]	1,392,000	1,448,675
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50% due 06/01/41[1]	1,106,000	775,562
Telesat Canada / Telesat LLC
4.88% due 06/01/27[1,2]	1,134,000	556,958
Total Communications		59,871,476
Energy - 10.1%
Nabors Industries, Inc.
7.38% due 05/15/27[1,2]	3,852,000	3,849,958
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
8.00% due 01/15/27[1]	2,467,000	2,426,939
8.88% due 04/15/30[1]	1,113,000	1,133,858
Permian Resources Operating LLC
5.88% due 07/01/29[1,2]	3,135,000	2,942,597
Tallgrass Energy Partners Limited Partnership / Tallgrass Energy Finance Corp.
6.00% due 03/01/27[1,2]	3,062,000	2,906,268
Hilcorp Energy I Limited Partnership / Hilcorp Finance Co.
6.25% due 04/15/32[1,2]	3,036,000	2,805,681
New Fortress Energy, Inc.
6.50% due 09/30/26[1,2]	2,887,000	2,660,402
Parkland Corp.
4.63% due 05/01/30[1,2]	3,012,000	2,592,320
Harvest Midstream I, LP
7.50% due 09/01/28[1,2]	2,522,000	2,485,759
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[1,2]	2,331,000	2,310,440
CNX Resources Corp.
7.38% due 01/15/31[1,2]	2,278,000	2,218,191
Comstock Resources, Inc.
6.75% due 03/01/29[1,2]	2,356,000	2,166,083
Aethon United BR Limited Partnership / Aethon United Finance Corp.
8.25% due 02/15/26[1,2]	1,956,000	1,948,841
Southwestern Energy Co.
5.38% due 03/15/30[1]	2,071,000	1,929,188
Vermilion Energy, Inc.
6.88% due 05/01/30[1,2]	2,047,000	1,891,459
Occidental Petroleum Corp.
6.13% due 01/01/31[1]	1,799,000	1,879,393
EnLink Midstream Partners, LP
5.60% due 04/01/44[1]	2,218,000	1,860,037
Civitas Resources, Inc.
5.00% due 10/15/26[1,2]	1,967,000	1,843,994
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
8.13% due 01/15/27[1,2]	1,712,000	1,654,239
Martin Midstream Partners Limited Partnership / Martin Midstream Finance Corp.
11.50% due 02/15/28	1,676,000	1,625,720
Transocean, Inc.
8.75% due 02/15/30[1,2]	557,000	575,868
EnLink Midstream LLC
6.50% due 09/01/30[1,2]	345,000	351,933
Total Energy		46,059,168
Consumer, Non-cyclical - 8.7%
Primo Water Holdings, Inc.
4.38% due 04/30/29[1,2]	4,294,000	3,751,968
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,2]	3,682,000	3,635,975
Tenet Healthcare Corp.
4.38% due 01/15/30[1]	2,115,000	1,883,217
6.13% due 06/15/30[1,2]	1,175,000	1,141,413
Central Garden & Pet Co.
4.13% due 04/30/31[1,2]	3,585,000	3,011,077
Pediatrix Medical Group, Inc.
5.38% due 02/15/30[1,2]	3,101,000	2,744,602
Encompass Health Corp.
4.63% due 04/01/31[1]	2,987,000	2,632,419
TriNet Group, Inc.
3.50% due 03/01/29[1,2]	3,029,000	2,547,737
Varex Imaging Corp.
7.88% due 10/15/27[1,2]	2,503,000	2,492,888
DaVita, Inc.
4.63% due 06/01/30[1,2]	2,869,000	2,418,194
ASGN, Inc.
4.63% due 05/15/28[1,2]	2,607,000	2,381,586

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 65.0% (continued)
Consumer, Non-cyclical - 8.7% (continued)
Edgewell Personal Care Co.
4.13% due 04/01/29[1,2]	2,687,000	$2,358,944
Service Corporation International
3.38% due 08/15/30[1]	2,271,000	1,911,728
Elanco Animal Health, Inc.
6.40% due 08/28/28[1]	1,890,000	1,854,468
HLF Financing SARL LLC / Herbalife International, Inc.
4.88% due 06/01/29[1,2]	2,326,000	1,710,336
MPH Acquisition Holdings LLC
5.50% due 09/01/28[1,2]	1,759,000	1,462,591
Royalty Pharma plc
3.30% due 09/02/40[1]	1,659,000	1,237,427
Bausch Health Companies, Inc.
4.88% due 06/01/28[1,2]	807,000	519,821
Total Consumer, Non-cyclical		39,696,391
Financial - 4.7%
AG TTMT Escrow Issuer LLC
8.63% due 09/30/27[1,2]	3,164,000	3,268,602
PRA Group, Inc.
5.00% due 10/01/29[1,2]	3,387,000	2,913,112
Iron Mountain, Inc.
4.50% due 02/15/31[1,2]	3,029,000	2,599,548
OneMain Finance Corp.
6.13% due 03/15/24[1]	2,550,000	2,531,385
Cushman & Wakefield US Borrower LLC
6.75% due 05/15/28[2]	2,234,000	2,159,574
VistaJet Malta Finance plc / XO Management Holding, Inc.
6.38% due 02/01/30[1,2]	2,032,000	1,795,170
NMI Holdings, Inc.
7.38% due 06/01/25[1,2]	1,546,000	1,571,973
Radian Group, Inc.
4.88% due 03/15/27[1]	1,647,000	1,568,800
Realogy Group LLC / Realogy Company-Issuer Corp.
5.75% due 01/15/29[1,2]	1,955,000	1,534,910
Acrisure LLC / Acrisure Finance, Inc.
10.13% due 08/01/26[1,2]	1,392,000	1,393,695
Aretec Escrow Issuer, Inc.
7.50% due 04/01/29[1,2]	362,000	318,482
Total Financial		21,655,251
Technology - 4.2%
Consensus Cloud Solutions, Inc.
6.50% due 10/15/28[1,2]	3,002,000	2,814,795
Synaptics, Inc.
4.00% due 06/15/29[1,2]	3,076,000	2,668,752
Playtika Holding Corp.
4.25% due 03/15/29[1,2]	2,327,000	1,935,180
Open Text Corp.
3.88% due 12/01/29[1,2]	2,220,000	1,849,272
CA Magnum Holdings
5.38% due 10/31/26[1,2]	1,817,000	1,694,352
McAfee Corp.
7.38% due 02/15/30[1,2]	1,985,000	1,658,099
Seagate HDD Cayman
5.75% due 12/01/34[1]	1,644,000	1,510,039
NCR Corp.
5.13% due 04/15/29[1,2]	1,704,000	1,486,408
Kyndryl Holdings, Inc.
4.10% due 10/15/41[1]	1,953,000	1,291,051
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.25% due 05/11/41[1]	1,106,000	819,015
Micron Technology, Inc.
3.37% due 11/01/41[1]	1,100,000	788,030
Alteryx, Inc.
1.00% due 08/01/26[1]	928,000	785,552
Total Technology		19,300,545
Basic Materials - 2.7%
First Quantum Minerals Ltd.
6.50% due 03/01/24[1,2]	3,475,000	3,474,288
FMG Resources August 2006 Pty Ltd.
4.38% due 04/01/31[1,2]	2,901,000	2,554,969
Ingevity Corp.
3.88% due 11/01/28[1,2]	2,223,000	1,959,019
Chemours Co.
4.63% due 11/15/29[1,2]	2,206,000	1,846,212
New Gold, Inc.
7.50% due 07/15/27[1,2]	1,700,000	1,581,916
Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc.
5.13% due 04/01/29[1,2]	1,416,000	1,022,203
Total Basic Materials		12,438,607
Industrial - 1.8%
Bombardier, Inc.
7.13% due 06/15/26[1,2]	2,656,000	2,649,599
VM Consolidated, Inc.
5.50% due 04/15/29[1,2]	2,332,000	2,150,205
Clydesdale Acquisition Holdings, Inc.
8.75% due 04/15/30[1,2]	2,035,000	1,801,845
Boeing Co.
3.50% due 03/01/39[1]	1,113,000	868,457
Carriage Purchaser, Inc.
7.88% due 10/15/29[1,2]	1,180,000	859,134
Total Industrial		8,329,240
Utilities - 0.9%
NRG Energy, Inc.
5.25% due 06/15/29[1,2]	4,424,000	3,999,672
Total Corporate Bonds
(Cost $307,551,411)		297,235,522
SENIOR FLOATING RATE INTERESTS††,◊ - 2.0%
Consumer, Cyclical - 1.2%
SeaWorld Parks & Entertainment, Inc.
7.57% (1 Month USD LIBOR + 3.00%, Rate Floor: 3.50%) due 08/25/28	2,985,086	2,973,891

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2023

	Face Amount~	Value
SENIOR FLOATING RATE INTERESTS††,◊ - 2.0% (continued)
Consumer, Cyclical - 1.2% (continued)
Alterra Mountain Co.
8.07% (1 Month USD LIBOR + 3.50%, Rate Floor: 4.00%) due 08/17/28	2,666,453	$2,655,342
Total Consumer, Cyclical		5,629,233
Industrial - 0.8%
TransDigm, Inc.
6.82% (1 Month USD LIBOR + 2.25%, Rate Floor: 2.25%) due 12/09/25	3,707,539	3,695,697
Total Senior Floating Rate Interests
(Cost $9,292,788)		9,324,930
Total Investments - 177.1%
(Cost $814,377,173)		810,514,139
	Contracts	Value
LISTED OPTIONS WRITTEN† - (0.1)%
Call Options on:
Equity Options
American Express Co.
Expiring February 2023 with strike price of $180.00 (Notional Value $2,940,000)	150	(30,750)
Parker-Hannifin Corp.
Expiring February 2023 with strike price of $330.00 (Notional Value $3,015,000)	130	(78,000)
Aptiv plc
Expiring February 2023 with strike price of $110.00 (Notional Value $1,650,000)	150	(89,250)
Valero Energy Corp.
Expiring February 2023 with strike price of $140.00 (Notional Value $2,800,000)	200	(92,000)
Intuit, Inc.
Expiring February 2023 with strike price of $420.00 (Notional Value $4,290,000)	70	(115,850)
Total Listed Options Written
(Premiums received $226,649)		$ (405,850)
Other Assets & Liabilities, net - (77.0)%		(352,495,847)
Total Net Assets - 100.0%		$ 457,612,442

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	HKD	Sell	41,154,700	5,282,930 USD	03/13/23	$21,999
Bank of New York Mellon	JPY	Buy	130,580,400	989,763 USD	03/13/23	19,809
Bank of New York Mellon	EUR	Buy	1,049,878	1,127,756 USD	03/13/23	15,374
Bank of New York Mellon	GBP	Sell	1,441,595	1,771,395 USD	03/13/23	(4,916)
Bank of New York Mellon	SGD	Sell	522,368	387,045 USD	03/13/23	(10,719)
Bank of New York Mellon	CHF	Sell	2,482,725	2,689,353 USD	03/13/23	(24,557)
Bank of New York Mellon	JPY	Sell	995,580,600	7,425,232 USD	03/13/23	(272,015)
Bank of New York Mellon	EUR	Sell	30,407,302	32,388,595 USD	03/13/23	(719,521)
						$(974,546)

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Represents shares
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at January 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	January 31, 2023

1	All or a portion of these securities have been physically segregated in connection with the borrowings and reverse repurchase agreements. As of January 31, 2023, the total value of securities segregated was $757,958,571.
2	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $313,276,261 (cost $318,054,739), or 68.5% of total net assets.
3	Rate indicated is the 7-day yield as of January 31, 2023.
4	Zero coupon rate security.
5	Security represents cover for outstanding options written.

CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company
REIT — Real Estate Investment Trust
SARL — Société à Responsabilité Limitée
SGD — Singapore Dollar

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at January 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 87,345,690	$ —	$ —	$ 87,345,690
Convertible Preferred Stocks	36,776,015	—	—	36,776,015
Closed-End Funds	4,576,500	—	—	4,576,500
Money Market Fund	22,376,306	—	—	22,376,306
Convertible Bonds	—	352,879,176	—	352,879,176
Corporate Bonds	—	297,235,522	—	297,235,522
Senior Floating Rate Interests	—	9,324,930	—	9,324,930
Forward Foreign Currency Exchange Contracts**	—	57,182	—	57,182
Total Assets	$ 151,074,511	$ 659,496,810	$ —	$ 810,571,321

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Options Written	$ 405,850	$ —	$ —	$ 405,850
Forward Foreign Currency Exchange Contracts**	—	1,031,728	—	1,031,728
Total Liabilities	$ 405,850	$ 1,031,728	$ —	$ 1,437,578

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed portfolio for the breakdown of investment type by industry category.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $176,019,337 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The Fund did not hold Level 3 securities during the period ended January 31, 2023.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)            January 31, 2023

Note 1 – Organization and Significant Accounting Policies

Organization

Advent Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Advent Capital Management, LLC (“Advent” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and/or other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes the assistance of a valuation committee, consisting of representatives from Guggenheim’s investment management, fund administration, legal and compliance departments (the “Valuation Committee”), in determining the fair value of the Fund's securities and/or other assets.

Valuations of the Fund's securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, with the assistance of the Valuation Committee, convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly review the appropriateness of the inputs, methods, models and assumptions employed by the pricing service.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Equity securities listed or traded on a recognized U.S. securities exchange or the National Association of Securities Dealers

Automated Quotations (“NASDAQ”) National Market System shall generally be valued on the basis of the last sale price on the primary U.S. exchange or market on which the security is listed or traded; provided, however, that securities listed on NASDAQ will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Closed-end investment companies are generally valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)             January 31, 2023

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Adviser will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Designee Procedures, the Adviser is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Commercial paper and discount notes are valued based on prices provided by independent pricing services or, if not available or if the Adviser considers that price to not represent fair value, by dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing services or dealers may utilize proprietary valuation models which may, for example, consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security's fair value. Commercial paper and discount notes with remaining maturities of 60 days or less at the time of valuation are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service. Commercial paper and discount notes which have a term-to-maturity greater than 60 days from the date of purchase are valued at their current market quotations until maturity or disposition. Convertible securities are valued in the same manner as debt securities.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the mean of the bid and ask prices on the principal exchange on which they are traded.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair-valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Options Purchased and Written

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)               January 31, 2023

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)                January 31, 2023

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund avoids a 4% federal excise tax that is assessed on the amount of the under distribution.

At January 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 820,524,769	$ 22,643,494	$ (34,034,520)	$ (11,391,026)

Note 5 – Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

OTHER INFORMATION (Unaudited)	January 31, 2023

Sector Classification

Information in the “Schedule of Investments” is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund’s registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.